DETAILS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
DETAILS OF CASH FLOWS
Schedule of items not involving current cash flows

Years ended December 31,	2020	2019
Straight-line rent amortization	$(8,842)	$(5,074)
Tenant incentive amortization	5,321	5,122
Unit-based compensation expense (note 12(b))	8,116	7,484
Fair value gains on investment properties	(273,437)	(245,442)
Depreciation and amortization	1,151	906
Fair value losses (gains) on financial instruments, net (note 13(e))	3,402	(1,192)
Loss on sale of investment properties	901	3,045
Amortization of issuance costs and modification losses relating to debentures and term loans	1,024	855
Amortization of deferred financing costs	312	312
Deferred income taxes (note 14(a))	62,501	37,596
Other	(30)	(195)
	$(199,581)	$(196,583)

Schedule of changes in working capital balances

Years ended December 31,	2020	2019
Accounts receivable	$10,141	$(3,670)
Prepaid expenses and other	61	(906)
Accounts payable and accrued liabilities	844	(639)
Deferred revenue	5,595	1,800
Restricted cash	—	470
	$16,641	$(2,945)

Schedule of cash and cash equivalents

Years ended December 31,	2020	2019
Cash	$780,979	$248,499
Short-term deposits	50,301	50,178
	$831,280	$298,677